PENSION AND OTHER POSTRETIREMENT BENEFITS (Details) $ in Millions	3 Months Ended		12 Months Ended
	Jan. 03, 2015 USD ($)	Dec. 28, 2013 USD ($)	Jan. 02, 2016 USD ($) item	Jan. 03, 2015 USD ($)	Dec. 28, 2013 USD ($)
U.S.
Defined Benefit Plans
Net actuarial loss (gain)			$ 21.1	$ 135.6	$ (101.8)
Number of sub-portfolios in which assets are invested | item			2
U.S. | Growth portfolio
Defined Benefit Plans
Target assets allocation (as a percent)			51.00%
U.S. | Liability hedging portfolio
Defined Benefit Plans
Target assets allocation (as a percent)			49.00%
Int'l
Defined Benefit Plans
Net actuarial loss (gain)			$ 11.3	$ 51.3	$ 6.1
Int'l | Equity Securities
Defined Benefit Plans
Target assets allocation (as a percent)			39.00%
Int'l | Fixed income securities and cash
Defined Benefit Plans
Target assets allocation (as a percent)			49.00%
Int'l | Other Investments
Defined Benefit Plans
Target assets allocation (as a percent)			12.00%
SHARE Plan
Defined Benefit Plans
Net actuarial loss (gain)	$ 12.0	$ 20.0